Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES:
Net loss	$ (1,372)	$ (832)
Adjustments to reconcile net loss to net cash flows from operating activities:
Gain on insurance claim		(36)
Depreciation and amortization	161	11
Stock-based compensation	89	83
Change in allowance for doubtful accounts	1	9
Changes in operating assets and liabilities:
Accounts receivable	(1,010)	(1,146)
Inventory	(745)	21
Prepaid expenses and other current assets	20	28
Other assets		(25)
Accounts payable	989	173
Accrued expenses	343	44
Taxes payable	5	2
Other liabilities	(4)	(2)
Net cash flows from operating activities	(1,523)	(1,670)
INVESTING ACTIVITIES:
Proceeds from insurance claim on property damage		36
Purchase of fixed assets	(106)	(52)
Net cash flows from investing activities	(106)	(16)
FINANCING ACTIVITIES:
Net proceeds from exercise of stock options	26	2,833
Repayments on line of credit		(568)
Proceeds from line of credit, net of repayments	738
Net cash flows from financing activities	764	2,265
Net increase (decrease) in cash and cash equivalents	(865)	579
Effect of exchange rate changes on cash	12	(12)
Cash and cash equivalents, beginning of period	991	397
Cash and cash equivalents, end of period	138	964
Cash paid during period for:
Interest	37	22
Income taxes		10
Supplemental disclosure of non-cash transactions:
Conversion of notes payable	$ 741
Beneficial conversion feature on convertible notes		$ 350